Short-term Borrowings (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Short-term Debt [Line Items]
Loans, principally from banks, with a weighted-average interest at March 31, 2011 and March 31, 2012 of 1.57% and of 1.93% per annum, respectively	$ 14,096	¥ 1,158,556	¥ 1,140,066
Commercial paper with a weighted-average interest at March 31, 2011 and March 31, 2012 of 0.67% and of 0.72% per annum, respectively	27,888	2,292,093	2,038,943
Short-term borrowings	$ 41,984	¥ 3,450,649	¥ 3,179,009